General	6 Months Ended
Jun. 30, 2019
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Therapix Biosciences Ltd. ("Therapix" or the "Company"), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, Therapix and its subsidiaries at the time (the "Group") were mainly engaged in developing several innovative immunotherapy products and Therapix owns patents in the immunotherapy field. In August 2015, the Company revised its business strategy according to which it will focus on developing a portfolio of approved drugs based on cannabinoid molecules and an additional drug development program based on non-psychoactive cannabinoid cannabidiol (CBD) and palmitoylethanolamide (PEA) for the treatment of epilepsy, as well as inflammatory conditions.

The Company was a dual-listed company, which had its ordinary shares traded on the Tel-Aviv Stock Exchange ("TASE") since December 26, 2005 until it delisted such shares from the TASE on August 7, 2018, and its American Depository Shares ("ADSs") on the Nasdaq Capital Market ("Nasdaq") since March 27, 2017. On August 7, 2018, the Company delisted its shares from the TASE. The Company completed an initial public offering ("IPO") in the United States on March 27, 2017, and raised approximately $13.7 million. Since the IPO, the Company has had its ADSs registered with the U.S. Securities and Exchange Commission ("SEC").

The headquarters of Therapix are located in the Tel Aviv district (Givataaim), Israel.

As of June 30, 2019, Therapix has two wholly owned subsidiaries (the "Subsidiaries"):

Brain Bright Ltd. ("Brain Bright"), a company incorporated under the laws of Israel; and
Evero Health Ltd. ("Evero"), a company incorporated under the laws of Israel;

All the Subsidiaries are private companies, and as of the date of these financial statements, all the subsidiaries are inactive companies with no assets or liabilities. Therapix also owns approximately 27% of Lara Pharm Ltd.'s ("Lara") share capital, a private company incorporated under the laws of Israel, which to the best knowledge of the Company does not engage in any business, and in any event, Therapix does not have significant influence on Lara since it has no representation in Lara's board of directors. The Company wrote-off the entire investment in Lara in 2015.

On October 3, 2018, Therapix achieved control over Therapix Healthcare Resources Inc. ("THR"), a Delaware corporation, which was established on July 31, 2018, by holding 82.36% of THR's equity. On June 27, 2019, following the finalization of THR's dissolution, Therapix deconsolidated THR (for further information see to Note 3).

b.	These financial statements should be read in conjunction with the Company's annual financial statements for the year ended December 31, 2018, and the accompanying notes, that were published on May 15, 2019 (the "2018 Annual Consolidated Financial Statements").

c.	All information in the interim financial statements regarding the ADSs are a presumption that all of the Company's shares have been converted into ADS. Each ADS represents forty (40) ordinary shares (see Note 6).

d.

The Company incurred a net loss of approximately $2.5 million and had negative cash flows from operating activities of approximately $2.8 million for the six month period ended on June 30, 2019. As of June 30, 2019, the Company had an accumulated deficit of approximately $49.5 million as a result of recurring operating losses. As the Company presently has no activities that generate revenues, the Company's continued operation is dependent on its ability to raise funding from external sources. This dependency will continue until the Company will be able to finance its operations by selling its products or commercializing its technology. Also, all of the Company's current research and development operations are in abeyance and require additional funds before they can progress. In addition, the Company's management believes that the balance of cash held by the Company as of November 4, 2019 (the "Approval Date"), in which the interim consolidated financial statements for the period ended June 30, 2019, was approved, will not be sufficient to finance its operating activities in the foreseeable future. These factors raise substantial doubt about the Company's ability to continue as a "going concern".

e.	The interim consolidated financial statements of the Company for the six months period ended on June 30, 2019, were approved for issue on November 7, 2019. In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2019, through November 4, 2019, the date on which the unaudited interim consolidated financial statements were available to be issued.